Segment reporting (Tables)	6 Months Ended
Mar. 31, 2026
Segment reporting
Summary of segment information
	For the Six Months Ended March 31, 2026
	Activated carbon	Robotics solutions	Combined
	USD	USD	USD
Revenues	$17,612,770	$107,589	$17,720,359
Cost of revenues	(17,415,537)	(59,512)	(17,475,049)
Gross profit	$197,233	$48,077	245,310
Selling, general and administrative expenses			(48,317,168)
Total other expenses, net			(1,465,422)
Loss before income taxes			(49,537,280)
Income tax expenses			-
Net loss			$(49,537,280)
	For the Six Months Ended March 31, 2025
	Activated carbon	Robotics solutions	Combined
	USD	USD	USD
Revenue	$16,376,697	-	$16,376,697
Cost of revenue	(15,897,467)	-	(15,897,467)
Gross profit	$479,230	-	479,230
Selling, general and administrative expenses			5,807,811
Total other income, net			641,535
Income before income taxes			6,928,576
Income tax expenses			(334)
Net income			$6,928,242

Summary of segment revenues by countries
	For the six months ended March 31, 2026
	Activated carbon	Robotics solutions
PRC	$17,612,770	-
United States of America	-	$107,589
	For the six months ended March 31, 2025
	Activated carbon	Robotics solutions
PRC	$16,376,697	-
United States of America	-	-

Summary of long-lived assets by countries
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Indonesia	$39,994,353	$40,604,689
Canada	$2,000,000	-
PRC	$696,978	$941,131